Other Financial Assets	3 Months Ended
Mar. 31, 2025
Other Financial Assets [Abstract]
Other financial assets
(10)	Other financial assets

Details of other financial assets as of March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025		December 31, 2024
	Current	Non-current	Current	Non-current
Leasehold guarantee deposits	$54,552	$22,053	$54,422	$21,669
Other deposits	-	1,091	-	1,088
Loan	-	326,820	-	306,494
Total	$54,552	$349,964	$54,422	$329,252